united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1. Reports to Stockholders.

(a)

Redwood AlphaFactor Tactical International Fund

Class I (RWIIX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood AlphaFactor Tactical International Fund for the period of November 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/alphafactor-international. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.20%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$150,955,497
Number of Portfolio Holdings	2
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$555,149
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	94.0%
Money Market Funds	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
15.8%
Money Market Funds
1.0%
Other Assets in Excess of Liabilities
83.2%

Value	Value
Other Assets in Excess of Liabilities	83.2%
Money Market Funds	1.0%
Real Estate	15.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Redwood Real Estate Income Fund, Class I	15.8%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/alphafactor-international.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood AlphaFactor Tactical International Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/alphafactor-international), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWIIX

Redwood Managed Municipal Income Fund

Class I (RWMIX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood Managed Municipal Income Fund for the period of November 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-muni-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	1.00%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$124,356,530
Number of Portfolio Holdings	21
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$255,808
Portfolio Turnover	667%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.5%
Exchange-Traded Funds	0.0%
Money Market Funds	85.4%
Open End Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
84.4%
Real Estate
14.4%
Fixed Income
0.1%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Fixed Income	0.1%
Real Estate	14.4%
Money Market Funds	84.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Municipal Money Market Fund, Agency Class	28.2%
BlackRock Liquidity Funds MuniCash, Institutional Class	28.1%
JPMorgan Tax Free Money Market Fund, Agency Class	28.1%
Redwood Real Estate Income Fund, Class I	14.4%
First Eagle Funds - First Eagle High Income Fund, Class I	0.1%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Nuveen High Yield Municipal Bond Fund, Class I	0.0%
iShares High Yield Muni Active ETF	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/managed-muni-fund.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood Managed Municipal Income Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-muni-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWMIX

Redwood Managed Volatility Fund

Class I (RWDIX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	1.55%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$114,679,651
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$768,308
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	12.4%
Corporate Bonds	0.5%
Money Market Funds	1.0%
Open End Funds	86.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Consumer Staples	0.1%
Energy	0.3%
Money Market Funds	1.0%
Real Estate	12.3%
Fixed Income	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.7%
American High-Income Trust, Class F-3	18.7%
JPMorgan High Yield Fund, Class I	18.7%
Lord Abbett High Yield Fund, Class I	18.7%
Redwood Real Estate Income Fund, Class I	12.2%
Goldman Sachs High Yield Fund, Institutional Class	10.2%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%
Murphy Oil Corporation	0.2%
Apache Corporation	0.1%
Kraft Heinz Foods Company	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood Managed Volatility Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-volatility-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWDIX

Redwood Managed Volatility Fund

Class N (RWDNX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$89	1.80%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$114,679,651
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$768,308
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	12.4%
Corporate Bonds	0.5%
Money Market Funds	1.0%
Open End Funds	86.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Consumer Staples	0.1%
Energy	0.3%
Money Market Funds	1.0%
Real Estate	12.3%
Fixed Income	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.7%
American High-Income Trust, Class F-3	18.7%
JPMorgan High Yield Fund, Class I	18.7%
Lord Abbett High Yield Fund, Class I	18.7%
Redwood Real Estate Income Fund, Class I	12.2%
Goldman Sachs High Yield Fund, Institutional Class	10.2%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%
Murphy Oil Corporation	0.2%
Apache Corporation	0.1%
Kraft Heinz Foods Company	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood Managed Volatility Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-volatility-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWDNX

Redwood Managed Volatility Fund

Class Y (RWDYX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	1.55%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$114,679,651
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$768,308
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	12.4%
Corporate Bonds	0.5%
Money Market Funds	1.0%
Open End Funds	86.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Consumer Staples	0.1%
Energy	0.3%
Money Market Funds	1.0%
Real Estate	12.3%
Fixed Income	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.7%
American High-Income Trust, Class F-3	18.7%
JPMorgan High Yield Fund, Class I	18.7%
Lord Abbett High Yield Fund, Class I	18.7%
Redwood Real Estate Income Fund, Class I	12.2%
Goldman Sachs High Yield Fund, Institutional Class	10.2%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%
Murphy Oil Corporation	0.2%
Apache Corporation	0.1%
Kraft Heinz Foods Company	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood Managed Volatility Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-volatility-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWDYX

Redwood Systematic Macro Trend Fund

Class I (RWSIX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.30%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$192,059,647
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$914,445
Portfolio Turnover	104%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.9%
Common Stocks	41.3%
Exchange-Traded Funds	41.4%
Money Market Funds	0.1%
Open End Funds	0.1%
Purchased Options	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 41.2%
Real Estate 18.2%
Technology 5.0%
Health Care 4.3%
Communications 4.2%
Materials 4.1%
Consumer Discretionary 4.1%
Consumer Staples 4.1%
Utilities 4.1%
Energy 3.9%
Industrials 3.2%
Purchased Options 2.2%
Financials 0.8%
Money Market Funds 0.1%
Fixed Income 0.1%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.1%
Financials	0.8%
Purchased Options	2.2%
Industrials	3.2%
Energy	3.9%
Utilities	4.1%
Consumer Staples	4.1%
Consumer Discretionary	4.1%
Materials	4.1%
Communications	4.2%
Health Care	4.3%
Technology	5.0%
Real Estate	18.2%
Equity	41.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	20.6%
Redwood Real Estate Income Fund, Class I	14.9%
Vanguard FTSE All World ex-US Small-Cap ETF	10.3%
Schwab International Small-Cap Equity ETF	10.3%
SPDR S&P 500 ETF Trust Mar 31 P500	2.2%
Merck & Company, Inc.	0.9%
Pfizer, Inc.	0.9%
Crown Castle, Inc.	0.9%
Bristol-Myers Squibb Company	0.9%
Viatris, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood Systematic Macro Trend Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/systematic-macro-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWSIX

Redwood Systematic Macro Trend Fund

Class N (RWSNX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	1.55%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$192,059,647
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$914,445
Portfolio Turnover	104%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.9%
Common Stocks	41.3%
Exchange-Traded Funds	41.4%
Money Market Funds	0.1%
Open End Funds	0.1%
Purchased Options	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.1%
Financials	0.8%
Purchased Options	2.2%
Industrials	3.2%
Energy	3.9%
Utilities	4.1%
Consumer Staples	4.1%
Consumer Discretionary	4.1%
Materials	4.1%
Communications	4.2%
Health Care	4.3%
Technology	5.0%
Real Estate	18.2%
Equity	41.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	20.6%
Redwood Real Estate Income Fund, Class I	14.9%
Vanguard FTSE All World ex-US Small-Cap ETF	10.3%
Schwab International Small-Cap Equity ETF	10.3%
SPDR S&P 500 ETF Trust Mar 31 P500	2.2%
Merck & Company, Inc.	0.9%
Pfizer, Inc.	0.9%
Crown Castle, Inc.	0.9%
Bristol-Myers Squibb Company	0.9%
Viatris, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 855-733-3863 or on the Fund's website at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

Redwood Systematic Macro Trend Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/systematic-macro-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RWSNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Redwood Managed Volatility Fund

Class N RWDNX Class I RWDIX Class Y RWDYX

Redwood Managed Municipal Income Fund

Class I RWMIX

Redwood AlphaFactor® Tactical International Fund

Class I RWIIX

Redwood Systematic Macro Trend ("SMarT") Fund

Class N RWSNX Class I RWSIX

Advised by Redwood Investment Management, LLC

Semi-Annual Financial Statements and Additional Information

April 30, 2025

Redwood Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	CLOSED END FUND — 12.2%
	REAL ESTATE - 12.2%
560,040	Redwood Real Estate Income Fund, Class I(a)	$14,040,200

	TOTAL CLOSED END FUND (Cost $14,001,000)	14,040,200

	OPEN END FUNDS — 85.1%
	FIXED INCOME - 85.1%
2,225,852	American High-Income Trust, Class F-3	21,457,208
3,062,649	Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	21,469,166
2,112,729	Goldman Sachs High Yield Fund, Institutional Class	11,704,519
3,338,047	JPMorgan High Yield Fund, Class I	21,430,262
3,442,137	Lord Abbett High Yield Fund, Class I	21,410,093
31	MainStay MacKay High Yield Corporate Bond Fund, Class I	157
2,117	Principal High Yield Fund, Institutional Class	13,975
7,364	Vanguard High-Yield Corporate Fund, Admiral Class	39,842
		97,525,222

	TOTAL OPEN END FUNDS (Cost $97,525,263)	97,525,222

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 0.4%
	FOOD — 0.1%
74,000	Kraft Heinz Foods Company	6.3750	07/15/28	78,027

	OIL & GAS PRODUCERS — 0.3%
182,000	Apache Corporation	4.8750	11/15/27	182,419
206,000	Murphy Oil Corporation	7.0500	05/01/29	206,876
				389,295
	TRANSPORTATION & LOGISTICS — 0.0%(b)
28,389	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)	5.5000	04/20/26
				28,241
	TOTAL CORPORATE BONDS (Cost $501,901)			495,563

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND1 – 1.0%
1,165,000	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.20%(d)(e) (Cost $1,165,000)	$1,165,000

	TOTAL INVESTMENTS - 98.7% (Cost $113,193,164)	$113,225,985
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	1,453,666
	NET ASSETS - 100.0%	$114,679,651

LTD	- Limited Company

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2025, was $14,040,200 representing 12.2% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the total market value of 144A securities is 28,241 or 0.0% of net assets.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(e)	All or a portion of the security is held in a separate collateral account at April 30, 2025, for options contacts. The total fair value of collateral as of April 30, 2025, is $1,165,000.

TOTAL RETURN SWAPS(e)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
Invesco High Yield Municipal Fund	Barclays	13,103	$110,456	SOFR + 175 bps	4/20/2026	$(2,031)
Nuveen High Yield Municipal Bond Fund	Barclays	7,583	110,099	SOFR + 175 bps	4/20/2026	(2,581)
TOTAL						$(4,612)

SOFR	- Secured Overnight Financing Rate

(e)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	CLOSED END FUND — 14.4%
	REAL ESTATE - 14.4%
712,425	Redwood Real Estate Income Fund, Class I(a)	$17,860,504

	TOTAL CLOSED END FUND (Cost $17,810,638)	17,860,504

	EXCHANGE-TRADED FUND — 0.0%(b)
	FIXED INCOME - 0.0%(b)
23	iShares High Yield Muni Active ETF	1,120

	TOTAL EXCHANGE-TRADED FUND (Cost $1,098)	1,120

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
128	American Century High-Yield Municipal Fund, Class I	1,101
107	Delaware National High-Yield Municipal Bond Fund, Institutional Class	1,055
4,484	First Eagle Funds - First Eagle High Income Fund, Class I	37,535
3,269	Goldman Sachs High Yield Municipal Fund, Institutional Class	29,386
2,816	Invesco High Yield Municipal Fund, Class Y	23,313
4,602	Invesco Rochester Municipal Opportunities Fund, Class Y	30,233
91	Lord Abbett High Yield Municipal Bond Fund, Class I	965
90	MainStay MacKay High Yield Municipal Bond Fund, Class I	1,036
140	MFS Municipal High Income Fund, Class I	1,020
1,587	Nuveen High Yield Municipal Bond Fund, Class I	22,516
111	Nuveen Short Duration High Yield Municipal Bond, Class I	1,045
125	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,040
170	Pioneer High Income Municipal Fund, Class Y	1,015
87	Western Asset Municipal High Income Fund, Class I	1,082
		152,342

	TOTAL OPEN END FUNDS (Cost $152,679)	152,342

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 84.4%
	MONEY MARKET FUNDS - 84.4%
34,973,430	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.64%(c)	$34,976,927
34,984,540	JPMorgan Municipal Money Market Fund, Agency Class, 3.63%(c)	34,984,540
34,974,120	JPMorgan Tax Free Money Market Fund, Agency Class, 3.41%(c)	34,974,120
	TOTAL MONEY MARKET FUNDS (Cost $104,935,587)	104,935,587

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,935,587)	104,935,587

	TOTAL INVESTMENTS - 98.9% (Cost $122,900,002)	$122,949,553
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	1,406,977
	NET ASSETS - 100.0%	$124,356,530

ETF	- Exchange-Traded Fund

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2025, was $17,860,504 representing 14.4% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

TOTAL RETURN SWAPS(d)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
Invesco High Yield Municipal Fund	Barclays	15,845	$133,572	SOFR + 175 bps	7/31/2025	$(2,459)
Nuveen High Yield Municipal Bond Fund	Barclays	10,462	151,903	SOFR + 175 bps	4/20/2026	(3,787)
TOTAL						$(6,246)

SOFR	- Secured Overnight Financing Rate

(d)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	CLOSED END FUND — 15.8%
	REAL ESTATE - 15.8%
951,293	Redwood Real Estate Income Fund, Class I(a)	$23,848,925

	TOTAL CLOSED END FUND (Cost $23,782,338)	23,848,925

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND – 1.0%
1,521,000	Goldman Sachs Financial Square Government Fund, Administration Shares, 3.97%(b)(c) (Cost $1,521,000)	$1,521,000

	TOTAL INVESTMENTS - 16.8% (Cost $25,303,338)	$25,369,925
	OTHER ASSETS IN EXCESS OF LIABILITIES- 83.2%	125,585,572
	NET ASSETS - 100.0%	$150,955,497

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2025, was $23,848,925 representing 15.8% of net assets.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)	All or a portion of the security is held in a separate collateral account at April 30, 2025, for options contacts. The total fair value of collateral as of April 30, 2025, is $1,521,000.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend “SMarT” Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	CLOSED END FUND — 14.9%
	REAL ESTATE - 14.9%
1,140,478	Redwood Real Estate Income Fund, Class I(a)	$28,591,782

	TOTAL CLOSED END FUND (Cost $28,511,952)	28,591,782

	COMMON STOCKS — 41.1%
	ADVERTISING & MARKETING - 1.7%
63,777	Interpublic Group of Companies, Inc. (The)	1,602,078
20,912	Omnicom Group, Inc.	1,592,658
		3,194,736
	AEROSPACE & DEFENSE - 1.6%
6,944	Huntington Ingalls Industries, Inc.	1,599,481
3,297	Lockheed Martin Corporation	1,575,142
		3,174,623
	ASSET MANAGEMENT - 0.8%
83,735	Franklin Resources, Inc.	1,570,869

	AUTOMOTIVE - 0.8%
155,068	Ford Motor Company	1,552,231

	BIOTECH & PHARMA - 3.5%
32,918	Bristol-Myers Squibb Company	1,652,484
19,842	Merck & Company, Inc.	1,690,539
68,980	Pfizer, Inc.	1,683,802
195,244	Viatris, Inc.	1,643,954
		6,670,779
	CABLE & SATELLITE - 0.8%
46,629	Comcast Corporation, Class A	1,594,712

	CHEMICALS - 3.3%
52,881	Dow, Inc.	1,617,630
20,084	Eastman Chemical Company	1,546,468
37,672	FMC Corporation	1,579,210

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend “SMarT” Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.1% (Continued)
	CHEMICALS - 3.3% (Continued)
53,923	Mosaic Company (The)	$1,639,259
		6,382,567
	CONTAINERS & PACKAGING - 0.8%
33,057	International Paper Company	1,510,044

	ELECTRIC UTILITIES - 4.1%
156,705	AES Corporation (The)	1,567,050
29,461	Dominion Energy, Inc.	1,602,089
27,092	Edison International	1,449,693
27,012	Eversource Energy	1,606,674
36,740	FirstEnergy Corporation	1,575,411
		7,800,917
	FOOD - 2.5%
64,013	Conagra Brands, Inc.	1,581,761
28,012	General Mills, Inc.	1,589,401
53,009	Kraft Heinz Company (The)	1,542,562
		4,713,724
	HEALTH CARE FACILITIES & SERVICES - 0.8%
23,864	CVS Health Corporation	1,591,967

	HEALTH CARE REIT - 0.8%
86,859	Healthpeak Properties, Inc.	1,549,565

	INFRASTRUCTURE REIT - 0.9%
15,668	Crown Castle, Inc.	1,657,048

	LEISURE PRODUCTS - 0.8%
25,823	Hasbro, Inc.	1,598,444

	MACHINERY - 0.8%
25,250	Stanley Black & Decker, Inc.	1,515,505

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend “SMarT” Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.1% (Continued)
	OFFICE REIT - 0.8%
23,767	BXP, Inc.	$1,514,671

	OIL & GAS PRODUCERS - 3.9%
95,764	APA Corporation	1,488,173
11,286	Chevron Corporation	1,535,573
14,445	Exxon Mobil Corporation	1,525,825
58,230	Kinder Morgan, Inc.	1,531,449
18,115	ONEOK, Inc.	1,488,328
		7,569,348
	RETAIL - DISCRETIONARY - 1.7%
23,174	Best Buy Company, Inc.	1,545,474
13,361	Genuine Parts Company	1,570,585
		3,116,059
	RETAIL REIT - 0.8%
27,474	Realty Income Corporation	1,589,645

	SEMICONDUCTORS - 2.5%
33,606	Microchip Technology, Inc.	1,548,564
25,552	Skyworks Solutions, Inc.	1,642,482
9,666	Texas Instruments, Inc.	1,547,043
		4,738,089
	TECHNOLOGY HARDWARE - 1.7%
27,698	Cisco Systems, Inc.	1,599,006
61,806	HP, Inc.	1,580,379
		3,179,385
	TECHNOLOGY SERVICES - 0.8%
10,931	Paychex, Inc.	1,608,169

	TELECOMMUNICATIONS - 1.7%
57,395	AT&T, Inc.	1,589,842
37,271	Verizon Communications, Inc.	1,642,160
		3,232,002

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend “SMarT” Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.1% (Continued)
	TOBACCO & CANNABIS - 0.8%
26,797	Altria Group, Inc.	$1,585,043

	TRANSPORTATION & LOGISTICS - 0.8%
15,918	United Parcel Service, Inc., Class B	1,516,985

	WHOLESALE - CONSUMER STAPLES - 0.8%
32,399	Archer-Daniels-Midland Company	1,547,052

	WHOLESALE - DISCRETIONARY - 0.8%
42,276	LKQ Corporation	1,615,366

	TOTAL COMMON STOCKS (Cost $78,375,822)	78,889,545

	EXCHANGE-TRADED FUNDS — 41.2%
	EQUITY - 41.2%
466,116	iShares MSCI EAFE ETF	39,503,331
522,438	Schwab International Small-Cap Equity ETF	19,763,830
164,883	Vanguard FTSE All World ex-US Small-Cap ETF	19,855,211
		79,122,372

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,269,015)	79,122,372

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
11,274	Nuveen California High Yield Municipal Bond Fund, Class I	85,683
6,607	Nuveen High Yield Municipal Bond Fund, Class I	93,753
		179,436

	TOTAL OPEN END FUNDS (Cost $231,119)	179,436

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend “SMarT” Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
212,845	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.20%(b) (Cost $212,845)	$212,845

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 2.2%
	PUT OPTIONS PURCHASED - 2.2%
2,000	SPDR S&P 500 ETF Trust(d)	BTIG	3/31/2026	$500	$100,000,000	$4,224,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,572,020)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,572,020)					4,224,000

	TOTAL INVESTMENTS - 99.6% (Cost $190,172,773)					$191,219,980
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%					839,667
	NET ASSETS - 100.0%					$192,059,647

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2025, was $28,591,782 representing 14.9% of net assets.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2025

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$99,192,164	$105,089,364	$1,521,000	$161,660,821
Affiliated Investments, at Cost	14,001,000	17,810,638	23,782,338	28,511,952
Investments, at Fair Value	99,185,785	105,089,049	1,521,000	162,628,198
Affiliated Investments, at Fair Value	14,040,200	17,860,504	23,848,925	28,591,782
Cash	97,449,002	1,649,474	125,100,270	764,643
Cash Collateral	—	—	—	206
Deposit at Broker for open Swap Contracts	1,205,000	—	—	—
Receivable for Securities Sold	323,690	—	—	—
Receivable for Fund Shares Sold	47,088	12,162	50,099	47,609
Dividends and Interest Receivable	369,254	334,109	945,554	627,250
Prepaid Expenses and Other Assets	66,340	18,516	—	33,428
Total Assets	212,686,359	124,963,814	151,465,848	192,693,116

Liabilities:
Payable for Investments Purchased	97,394,806	—	—	—
Distribution (12b-1) Fees Payable	87	—	—	—
Unrealized Depreciation on Swap Contracts	4,612	6,246	—	—
Investment Advisory Fees Payable	95,984	38,862	90,193	116,577
Payable for Fund Shares Redeemed	304,629	317,519	122,726	188,085
Payable to Related Parties	141,219	129,116	84,501	121,126
Accrued Expenses and Other Liabilities	65,371	115,541	212,931	207,681
Total Liabilities	98,006,708	607,284	510,351	633,469
Net Assets	$114,679,651	$124,356,530	$150,955,497	$192,059,647

Class I Net Assets	$111,150,131	$124,356,530	$150,955,497	$192,059,445
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,238,328	9,510,833	12,292,588	12,769,400
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$10.86	$13.08	$12.28	$15.04

Class N Net Assets	$420,208			$202
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	37,815			13
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.11			$15.79	*

Class Y Net Assets	$3,109,312
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	281,472
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.05

Net Assets Consist Of:
Paid-in-Capital	$210,133,488	$147,627,845	$191,906,960	$216,883,855
Accumulated Deficits	(95,453,837)	(23,271,315)	(40,951,463)	(24,824,208)

Net Assets	$114,679,651	$124,356,530	$150,955,497	$192,059,647

*	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended April 30, 2025

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $339,157, $0)	$3,059,140	$748,216	$2,140,537	$2,651,543
Dividend Income from affiliated investments	528,398	672,173	897,545	1,076,041
Interest Income	735,030	1,088,932	699,617	463,747
Total Investment Income	4,322,568	2,509,321	3,737,699	4,191,331

Expenses:
Investment Advisory Fees	875,618	449,237	790,137	1,125,158
Distribution (12b-1) Fees - Class N	532	—	—	—
Transfer Agent Fees	86,880	111,315	72,400	79,459
Administrative Fees	69,115	62,445	66,970	90,681
Legal fees	43,440	53,938	57,920	57,015
Registration Fees	29,485	21,720	39,820	20,091
Fund Accounting Fees	20,625	17,376	16,471	27,693
Trustees’ Fees	16,290	16,109	16,290	16,833
Audit Fees	9,955	9,050	10,860	7,964
Chief Compliance Officer Fees	4,525	3,620	1,810	7,964
Insurance Expense	3,982	3,258	7,783	3,982
Custody Fees	181	2,506	56,110	9,955
Third Party Administrative Servicing Fees	—	80,165	171,950	217,200
Printing Expense	2,950	2,181	3,620	6,335
Miscellaneous Expenses	905	1,810	181	181
Total Expenses	1,164,483	834,730	1,312,322	1,670,511
Less: Fees Waived by the Adviser	—	(130,923)	(147,245)	(67,768)
Less: Affiliated Fees Waived	(107,310)	(62,506)	(87,743)	(142,945)
Net Expenses	1,057,173	641,301	1,077,334	1,459,798

Net Investment Income	3,265,395	1,868,020	2,660,365	2,731,533

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	(244,360)	(9,521,609)	(2,948,528)	(20,117,045)
Affiliated Investments	—	—	—	—
Foreign Currency Transactions	—	—	(363,449)	—
Swap Contracts	484,314	(12,549)	(5,964,728)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,010,313)	(834)	(7,989,146)	(8,884,544)
Affiliated Investments	(5,600)	(7,124)	(9,514)	(11,405)
Foreign Exchange Transactions	—	—	48,744	—
Swap Contracts	(253,198)	(312)	(257,042)	—
Net Realized and Unrealized Loss on Investments	(4,029,157)	(9,542,428)	(17,483,663)	(29,012,994)

Net Decrease in Net Assets Resulting From Operations	$(763,762)	$(7,674,408)	$(14,823,298)	$(26,281,461)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$3,265,395	$7,649,157
Net Realized Gain (Loss)	239,954	(1,186,871)
Net Change in Unrealized Appreciation (Depreciation)	(4,269,111)	12,015,324
Net Increase (Decrease) in Net Assets Resulting From Operations	(763,762)	18,477,610

Distributions to Shareholders From:
Distributable Earnings:
Class I	(6,042,594)	(10,240,456)
Class N	(18,207)	(41,913)
Class Y	(173,824)	(2,899,608)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(6,234,625)	(13,181,977)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	14,811,875	72,257,934
Distributions Reinvested	5,920,378	9,889,129
Cost of Shares Redeemed	(46,920,506)	(65,094,230)
Total From Capital Transactions: Class I	(26,188,253)	17,052,833

Class N Shares:
Proceeds from Shares Issued	—	500
Distributions Reinvested	17,976	41,495
Cost of Shares Redeemed	(1,864)	(364,349)
Total From Capital Transactions: Class N	16,112	(322,354)

Class Y Shares:
Proceeds from Shares Issued	69,096	1,533,160
Distributions Reinvested	168,121	2,886,750
Cost of Shares Redeemed	(919,252)	(69,366,420)
Total From Capital Transactions: Class Y	(682,035)	(64,946,510)

Total Decrease in Net Assets	(33,852,563)	(42,920,398)

Nets Assets:
Beginning of Period	148,532,214	191,452,612
End of Period	$114,679,651	$148,532,214

SHARE ACTIVITY
Class I:
Shares Sold	1,304,070	6,431,115
Shares Reinvested	529,834	887,913
Shares Redeemed	(4,140,988)	(5,762,948)
Net increase (decrease) in shares of beneficial interest outstanding	(2,307,084)	1,556,080
Class N:
Shares Sold	—	43
Shares Reinvested	1,580	3,652
Shares Redeemed	(171)	(31,988)
Net increase (decrease) in shares of beneficial interest outstanding	1,409	(28,293)
Class Y:
Shares Sold	6,010	134,812
Shares Reinvested	14,793	255,263
Shares Redeemed	(81,386)	(6,108,020)
Net decrease in shares of beneficial interest outstanding	(60,583)	(5,717,945)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$1,868,020	$6,385,683
Net Realized Gain (Loss)	(9,534,158)	7,933,157
Net Change in Unrealized Appreciation (Depreciation)	(8,270)	26,142
Net Increase (Decrease) in Net Assets Resulting From Operations	(7,674,408)	14,344,982

Distributions to Shareholders From:
Distributable Earnings:
Class I	(1,875,964)	(6,256,811)
Class N	—	(1)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,875,964)	(6,256,812)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	31,185,653	40,317,690
Distributions Reinvested	1,863,762	6,212,372
Cost of Shares Redeemed	(34,786,037)	(89,916,637)
Total From Capital Transactions: Class I	(1,736,622)	(43,386,575)

Class N Shares:
Distributions Reinvested	—	1
Cost of Shares Redeemed	—	(40)
Total From Capital Transactions: Class N	—	(39)

Total Decrease in Net Assets	(11,286,994)	(35,298,444)

Nets Assets:
Beginning of Period	135,643,524	170,941,968
End of Period	$124,356,530	$135,643,524

SHARE ACTIVITY
Class I:
Shares Sold	2,258,561	2,882,484
Shares Reinvested	136,374	440,509
Shares Redeemed	(2,515,378)	(6,438,619)
Net decrease in shares of beneficial interest outstanding	(120,443)	(3,115,626)
Class N:
Shares Reinvested	—	0 (a)
Shares Redeemed	—	(3)
Net decrease in shares of beneficial interest outstanding	—	(3)

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$2,660,365	$5,772,712
Net Realized Gain (Loss)	(9,276,705)	19,393,581
Net Change in Unrealized Appreciation (Depreciation)	(8,206,958)	10,281,241
Net Increase (Decrease) in Net Assets Resulting From Operations	(14,823,298)	35,447,534

Distributions to Shareholders From:
Distributable Earnings:
Class I	(14,400,011)	(14,179,800)
Class N	(1)	(2)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(14,400,012)	(14,179,802)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	18,917,135	46,555,266
Distributions Reinvested	14,359,049	14,161,790
Cost of Shares Redeemed	(50,371,149)	(126,481,736)
Total From Capital Transactions: Class I	(17,094,965)	(65,764,680)

Class N Shares:
Distributions Reinvested	1	2
Cost of Shares Redeemed	(17)	(23)
Total From Capital Transactions: Class N	(16)	(21)

Total Decrease in Net Assets	(46,318,291)	(44,496,969)

Nets Assets:
Beginning of Period	197,273,788	241,770,757
End of Period	$150,955,497	$197,273,788

SHARE ACTIVITY
Class I:
Shares Sold	1,366,558	3,222,581
Shares Reinvested	1,091,113	1,017,370
Shares Redeemed	(3,628,914)	(8,840,678)
Net decrease in shares of beneficial interest outstanding	(1,171,243)	(4,600,727)
Class N:
Shares Reinvested	0 (a)	0 (a)
Shares Redeemed	(1)	(2)
Net decrease in shares of beneficial interest outstanding	(1)	(2)

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$2,731,533	$6,057,609
Net Realized Gain (Loss)	(20,117,045)	26,886,742
Net Change in Unrealized Appreciation (Depreciation)	(8,895,949)	10,121,458
Net Increase (Decrease) in Net Assets Resulting From Operations	(26,281,461)	43,065,809

Distributions to Shareholders From:
Distributable Earnings:
Class I	(19,978,163)	(23,121,655)
Class N	(11)	(243)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(19,978,174)	(23,121,898)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	30,342,452	98,498,814
Distributions Reinvested	19,920,801	23,067,219
Cost of Shares Redeemed	(57,496,683)	(134,187,463)
Total From Capital Transactions: Class I	(7,233,430)	(12,621,430)

Class N Shares:
Proceeds from Shares Issued	90	2,081
Distributions Reinvested	11	243
Cost of Shares Redeemed	(6)	(4,818)
Total From Capital Transactions: Class N	95	(2,494)

Total Increase (Decrease) in Net Assets	(53,492,970)	7,319,987

Nets Assets:
Beginning of Period	245,552,617	238,232,630
End of Period	$192,059,647	$245,552,617

SHARE ACTIVITY
Class I:
Shares Sold	1,747,688	5,560,547
Shares Reinvested	1,170,435	1,344,243
Shares Redeemed	(3,274,464)	(7,548,053)
Net decrease in shares of beneficial interest outstanding	(356,341)	(643,263)
Class N:
Shares Sold	5	117
Shares Reinvested	1	14
Shares Redeemed	(1)	(264)
Net increase (decrease) in shares of beneficial interest outstanding	5	(133)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.49		$11.13	$11.66	$14.27	$14.55	$15.14
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.27		0.54	0.26	(0.04)	(0.18)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.74	(0.51)	(1.69)	0.68	(0.25)
Total From Operations	(0.10)		1.28	(0.25)	(1.73)	0.50	(0.40)
Less Distributions:
From Paid in Capital	—		—	—	(0.05)	—	—
From Net Investment Income	(0.53)		(0.92)	(0.28)	(0.83)	(0.78)	(0.19)
Total Distributions	(0.53)		(0.92)	(0.28)	(0.88)	(0.78)	(0.19)
Net Asset Value, End of Period	$10.86		$11.49	$11.13	$11.66	$14.27	$14.55
Total Return (b)	(0.93	)% (g)	11.94%	(2.23)%	(12.90)%	3.43%	(2.70)%
Net Assets, End of Period (000’s)	$111,150		$144,110	$122,330	$108,258	$90,597	$63,012
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.70	% (f)	1.73%	1.64%	1.56%	1.55%	1.55%
Ratio of Net Expenses to Average Net Assets (c)	1.55	% (f)	1.63%	1.64%	1.56%	1.55%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.78	% (f)	4.80%	2.20%	(0.32)%	(1.23)%	(1.05)%
Portfolio Turnover Rate	77	% (g)	39%	5%	15%	11%	11066%

	Class N
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.72		$11.35	$11.89	$14.46	$14.74	$15.33
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.26		0.51	0.23	(0.08)	(0.22)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.76	(0.52)	(1.71)	0.69	(0.25)
Total From Operations	(0.11)		1.27	(0.29)	(1.79)	0.47	(0.44)
Less Distributions:
From Paid in Capital	—		—	—	(0.05)	—	—
From Net Investment Income	(0.50)		(0.90)	(0.25)	(0.73)	(0.75)	(0.15)
Total Distributions	(0.50)		(0.90)	(0.25)	(0.78)	(0.75)	(0.15)
Net Asset Value, End of Period	$11.11		$11.72	$11.35	$11.89	$14.46	$14.74
Total Return (b)	(1.05	)% (g)	11.57%	(2.51)%	(13.08)%	3.12%	(2.97)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$420		$427	$734	$918	$1,657	$3,807
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.95	% (f)	2.00%	1.89%	1.78%	1.82%	1.78%
Ratio of Net Expenses to Average Net Assets (c)	1.80	% (f)	1.88%	1.89%	1.78%	1.82%	1.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.52	% (f)	4.48%	1.92%	(0.67)%	(1.55)%	(1.28)%
Portfolio Turnover Rate	77	% (g)	39%	5%	15%	11%	11066%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had Redwood Investment Management, LLC (the “Adviser”) not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Not annualized

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.68		$11.29	$11.81	$14.42	$14.68	$15.25
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.27		0.51	0.27	(0.04)	(0.17)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.80	(0.51)	(1.69)	0.69	(0.24)
Total From Operations	(0.10)		1.31	(0.24)	(1.73)	0.52	(0.38)
Less Distributions:
From Paid in Capital	—		—	—	(0.05)	—	—
From Net Investment Income	(0.53)		(0.92)	(0.28)	(0.83)	(0.78)	(0.19)
Total Distributions	(0.53)		(0.92)	(0.28)	(0.88)	(0.78)	(0.19)
Net Asset Value, End of Period	$11.05		$11.68	$11.29	$11.81	$14.42	$14.68
Total Return (b)	(0.92	)% (g)	12.05%	(2.12)%	(12.76)%	3.54%	(2.68)%
Net Assets, End of Period (000’s)	$3,109		$3,995	$68,389	$116,836	$175,124	$216,144
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.70	% (f)	1.79%	1.64%	1.53%	1.56%	1.55%
Ratio of Net Expenses to Average Net Assets (c)	1.55	% (f)	1.68%	1.56%	1.43%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.79	% (f)	4.53%	2.24%	(0.32)%	(1.14)%	(0.95)%
Portfolio Turnover Rate	77	% (g)	39%	5%	15%	11%	11066%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.08		$13.41	$13.89	$16.39	$15.46	$16.27
Activity from Investment Operations:
Net Investment Income (a)	0.20		0.60	0.41	0.11	0.34	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		0.67	(0.52)	(1.73)	0.94	(0.82)
Total From Operations	(0.80)		1.27	(0.11)	(1.62)	1.28	(0.46)
Less Distributions:
From Net Investment Income	(0.20)		(0.60)	(0.31)	—	(0.35)	(0.35)
From Net Realized Gains	—		—	—	(0.76)	—	—
From Return of Capital	—		—	(0.06)	(0.12)	—	—
Total Distributions	(0.20)		(0.60)	(0.37)	(0.88)	(0.35)	(0.35)
Net Asset Value, End of Period	$13.08		$14.08	$13.41	$13.89	$16.39	$15.46
Total Return (b)	(5.73	)% (g)	9.55%	(0.83)%	(10.36)%	8.30%	(2.85)%
Net Assets, End of Period (000’s)	$124,357		$135,644	$170,942	$147,782	$153,899	$152,522
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.30	% (f)	1.19%	1.08%	1.01%	1.07%	1.09%
Ratio of Net Expenses to Average Net Assets (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.91	% (f)	4.26%	2.92%	0.76%	2.11%	2.26%
Portfolio Turnover Rate	667	% (g)	135%	651%	860%	8%	250%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended,
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.65		$13.38	$12.99	$17.19	$14.49	$14.39
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.20		0.39	0.51	0.07	(0.04)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.44)		1.83	0.12	(2.05)	3.68	0.30
Total From Operations	(1.24)		2.22	0.63	(1.98)	3.64	0.23
Less Distributions:
From Net Investment Income	(1.13)		(0.95)	(0.24)	(2.22)	(0.94)	(0.13)
Total Distributions	(1.13)		(0.95)	(0.24)	(2.22)	(0.94)	(0.13)
Net Asset Value, End of Period	$12.28		$14.65	$13.38	$12.99	$17.19	$14.49
Total Return (b)	(8.92	)% (g)	16.97%	4.78%	(13.72)%	25.54%	1.63%
Net Assets, End of Period (000’s)	$150,955		$197,274	$241,771	$214,447	$192,488	$127,599
Ratio of Gross Expenses to Average Net Assets including interest expense (c)(d)	1.46	% (f)	1.40%	1.22%	1.23%	1.24%	1.29%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.20	% (f)	1.20%	1.21%	1.20%	1.20%	1.20%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(d)	1.46	% (f)	1.40%	1.21%	1.23%	1.24%	1.29%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.20	% (f)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	2.96	% (f)	2.68%	3.58%	0.49%	(0.24)%	(0.47)%
Portfolio Turnover Rate	8	% (g)	49%	373%	413%	63%	230%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$18.71		$17.30	$17.19	$20.09	$15.81	$14.74
Activity from Investment Operations:
Net Investment Income (a)	0.21		0.45	0.45	0.10	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(2.28)		2.72	(0.23)	(1.06)	5.41	1.23
Total From Operations	(2.07)		3.17	0.22	(0.96)	5.59	1.35
Less Distributions:
Pain in Capital	—		—	—	(0.65)	—	—
From Net Realized Gains	(0.87)		(0.89)	—	(0.51)	—	—
From Net Investment Income	(0.73)		(0.87)	(0.11)	(0.78)	(1.31)	(0.28)
Total Distributions	(1.60)		(1.76)	(0.11)	(1.94)	(1.31)	(0.28)
Net Asset Value, End of Period	$15.04		$18.71	$17.30	$17.19	$20.09	$15.81
Total Return (b)	(12.04	)% (g)	19.28%	1.27%	(5.30)%	36.79%	9.25%
Net Assets, End of Period (000’s)	$192,059		$245,552	$238,230	$208,192	$172,256	$88,389
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.49	% (f)	1.40%	1.27%	1.30%	1.34%	1.45%
Ratio of Net Expenses to Average Net Assets (c)	1.30	% (f)	1.29%	1.27%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.43	% (f)	2.48%	2.48%	0.57%	0.93%	0.77%
Portfolio Turnover Rate	104	% (g)	135%	385%	934%	160%	628%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$19.08		$17.55	$17.37	$20.33	$16.00	$14.90
Activity from Investment Operations:
Net Investment Income (a)	0.29		0.46	0.40	0.04	0.09	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(2.35)		2.78	(0.22)	(1.06)	5.54	1.02
Total From Operations	(2.06)		3.24	0.18	(1.02)	5.63	1.34
Less Distributions:
Paid in Capital	—		—	—	(0.65)	—	—
From Net Realized Gains	(0.87)		(0.89)	—	(0.51)	—	—
From Net Investment Income	(0.36)		(0.82)	—	(0.78)	(1.30)	(0.24)
Total Distributions	(1.23)		(1.71)	—	(1.94)	(1.30)	(0.24)
Net Asset Value, End of Period	$15.79		$19.08	$17.55	$17.37	$20.33	$16.00
Total Return (b)	(11.53	)% (g)	19.39%	1.04%	(5.59)%	36.55%	9.06%
Net Assets, End of Period	$202		$145	$2,473	$2,407	$21	$177
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.74	% (f)	1.65%	1.52%	1.55%	1.59%	1.70%
Ratio of Net Expenses to Average Net Assets (c)	1.55	% (f)	1.54%	1.52%	1.55%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.18	% (f)	2.23%	2.20%	0.28%	0.97%	2.07%
Portfolio Turnover Rate	104	% (g)	135%	385%	934%	160%	628%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk. The Funds are “fund of funds”, in that the Funds will generally invest in other investment companies.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. The Municipal Income Fund Class N had zero shares outstanding at April 30, 2025. The Tactical International Fund Class N had zero shares outstanding at April 30, 2025. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, and Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of such Fund. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the Redwood Investment Management, LLC (the “Adviser”) does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds and certain non-exchange traded closed-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any exchange-traded fund purchased by the Funds will not change.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board)”. The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by any series of the Trust, including the Funds. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the Valuation Designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025, for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$14,040,200	$—	$—	$14,040,200
Open End Funds	97,525,222	—	—	97,525,222
Corporate Bonds	—	495,563	—	495,563
Short-Term Investment	1,165,000	—	—	1,165,000
Total	$112,730,422	$495,563	$—	$113,225,985

Liabilities
Swaps **	$—	$4,612	$—	$4,612

Redwood Managed Municipal Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$17,860,504	$—	$—	$17,860,504
Exchange-Traded Fund	1,120	—	—	1,120
Open End Funds	152,342	—	—	152,342
Short-Term Investments	104,935,587	—	—	104,935,587
Total	$122,949,553	$—	$—	$122,949,553

Liabilities
Swaps **	$—	$6,246	$—	$6,246

Redwood AlphaFactor® Tactical International Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$23,848,925	$—	$—	$23,848,925
Short-Term Investment	1,521,000	—	—	1,521,000
Total	$25,369,925	$—	$—	$25,369,925

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$28,591,782	$—	$—	$28,591,782
Common Stocks	78,889,545	—	—	78,889,545
Exchange-Traded Funds	79,122,372	—	—	79,122,372
Open End Funds	179,436	—	—	179,436
Options Purchased	4,224,000	—	—	4,224,000
Short-Term Investment	212,845	—	—	212,845
Total	$191,219,980	$—	$—	$191,219,980

For the six months ended April 30, 2025, there were changes into/out of Level 3. Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Refer to the schedule of investments for industry classification.

**	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk and credit risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Municipal Income Fund and Tactical International Fund invested in during the six months ended April 30, 2025, was $222,232, $287,680 and $61,518,496, respectively. SMarT Fund did not invest in total return swaps during the six months ended April 30, 2025.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2025, was $7,333,333. Municipal Income Fund, Tactical International Fund and SMarT Fund did not invest in credit default swaps during the six months ended April 30, 2025.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit a Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2022, to October 31, 2024, for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2025, year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	DERIVATIVES

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2025:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swap Contracts	Unrealized Depreciation on Swap Contracts
Purchased Options	Investments, at Fair Value

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2025:

Managed Volatility Fund
Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	—	(4,612)
Total	$—	$(4,612)

Municipal Income Fund
Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(6,246)
Total	$—	$(6,246)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

SMarT Fund
Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Purchased Options:
Equity Risk	$4,224,000	$—
Total	$4,224,000	$—

The following is a summary of the location of derivative investments on the Statements of Operations for the six months period ended April 30, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain (Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Swap Contracts

Purchased Options - Investments	Net Change in Unrealized Appreciation (Depreciation) on: Investments

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2025:

Managed Volatility Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type	Credit Risk	Equity Risk	Ended April 30, 2025
Credit Default Swap Contracts	$(253,541)	$—	$(253,541)
Total Return Swap Contracts	—	343	343
			(253,198)

Managed Municipal Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2025
Total Return Swap Contracts		$(312)	$(312)

Tactical International Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2025
Total Return Swap Contracts		$(257,042)	$(257,042)

SMarT Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2025
Purchased Options		$(348,020)	$(348,020)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type	Credit Risk	Equity Risk	Ended April 30, 2025
Credit Default Swap Contracts	$582,628	$—	$582,628
Total Return Swap Contracts	—	(98,314)	(98,314)
			484,314

Municipal Income Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2025
Total Return Swap Contracts		$(12,549)	$(12,549)

Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total from the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2025
Total Return Swap Contracts		$(5,964,728)	$(5,964,728)

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2025.

Managed Volatility Fund

Gross Amounts Not Offset in the
Liabilities					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Liabilities Presented
	Broker/	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged
Swap Contracts	BTIG	$(4,612)	$—	$(4,612)	$—	$4,612	(1)
Total		$(4,612)	$—	$(4,612)	$—	$4,612

Municipal Income Fund

Gross Amounts Not Offset in the
Liabilities					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Liabilities Presented
	Broker/	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged
Swap Contracts	BTIG	$(6,246)	$—	$(6,246)	$—	$6,246	(1)
Total		$(6,246)	$—	$(6,246)	$—	$6,246

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

SMarT Fund

Gross Amounts Not Offset in the
Assets					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented
	Broker/	Gross Amounts of	Statement of	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged
Purchased Options	BTIG	$4,224,000	$—	$4,224,000	$—	$—
Total		$4,224,000	$—	$4,224,000	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

The notional value of the derivative instruments outstanding as of April 30, 2025, as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended April 30, 2025, as disclosed above and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2025, amounted to the following:

	Purchases		Sales
		United States Treasury		United States
Fund	Investments	Notes	Investments	Treasury Notes
Managed Volatility Fund	$100,934,545	$—	$130,844,627	$—
Municipal Income Fund	220,424,330	—	210,908,818	—
Tactical International Fund	9,897,033	—	130,807,900	—
SMarT Fund	229,458,707	—	254,357,264	—

5.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield fixed income securities (also known as “junk bonds”) risk, investment companies risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, portfolio turnover risk, real estate investment trusts risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, underlying funds risk, U.S. government securities risk, valuation risk, and yield curve risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield fixed income securities risk, investment companies risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, real estate investment trusts risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk, volatility risk, and yield curve risk.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Tactical International Fund: active trading risk, American depositary receipts risk, calculation methodology risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index risk, index tracking error risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, real estate investment trusts risk, rules based strategy risk, underlying funds risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, high yield fixed income securities risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trust risk, swap risk, underlying funds risk, U.S. government securities risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, a Fund may not participate in market advances or declines to the same extent that it would if a Fund was more fully invested.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by a Fund may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Derivative instruments may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. Certain derivatives require a Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to a Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. Changes in regulations relating to a fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk – When a Fund invests in fixed income securities (or derivatives), the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. New regulations applicable to, and changing business practices of, financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

High Yield Fixed Income Securities Risk - Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade debt instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the underlying investment company or ETF could lose its entire investment. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect a Fund’s performance.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies Risk – When a Fund invests in other investment companies, including open-end mutual funds, closed-end funds or ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Funds. The risk of owning an investment company generally reflects the risk of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies.

Liquidity Risk - Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil and could have a negative effect on a Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to a Fund’s investment in interval funds, there may not be a secondary market for the shares and limited liquidity is provided only through such fund’s regular repurchase offers. There is no guarantee that a Fund will be able to sell all of the shares it desires in a regular repurchase offer.

Market Capitalization Risk - The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

As inflation increases, the real value of a Fund’s assets can decline as can the value of a Fund’s distributions. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to a Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Money Market Instrument Risk - The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 significantly stressed the financial resources of many municipal issuers ability to meet their financial obligations when due and adversely impacting the value of their bonds.

Quantitative Investing Risk - The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Swap Risk – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective. See Note 3 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – Managed Volatility Fund is subject to credit default swaps risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Real Estate Investment Trust Risk - There is risk that investments in real estate investment trusts (“REITs”) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, such as changes in interest rates, real estate values and property taxes, cash flows of underlying real estate assets, and the management skill and creditworthiness of the issuer. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Taxability Risk – Municipal Income Fund is subject to taxability risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. A Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. If a Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk - A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk - The Funds may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in a Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in a Fund’s portfolio may also be more volatile than the market as a whole. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of a Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2026, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	N/A
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the six months ended April 30, 2025, the Adviser waived advisory fees of $0, $130,923, $147,245, and $67,768 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. Amounts previously waived and/or reimbursed subject to recapture will expire on October 31 of the following years:

	Managed Volatility	Municipal Income	Tactical International
Year	Fund	Fund	Fund	SMarT Fund
2025	$148,232	$16,950	$4,521	$552
2026	85,838	128,038	24,321	—
2027	—	159,764	195,219	—
Total	$234,070	$304,752	$224,061	$552

Each Fund is invested in the Redwood Real Estate Income Fund. The Adviser is waiving its investment advisory fee with respect to each Fund on the daily net assets of such Fund that are invested in the Redwood Real Estate Income Fund. For the six months ended April 30, 2025, the amount of these voluntary affiliated fee waivers was $107,310, $62,506, $87,743, and $142,945 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund, and the SMarT Fund, respectively. These fee waivers are not recapturable by the Adviser.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Adviser. During the six months ended April 30, 2025, Class N paid $532, $0, $0, and $0 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the six months ended April 30, 2025, there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2025, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Fund	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$113,204,641	$39,746	$(18,402)	$21,344
Redwood Managed Municipal Income Fund	122,915,439	49,889	(15,775)	34,114
Redwood AlphaFactor ® Tactical International Fund	28,687,236	66,587	(3,383,898)	(3,317,311)
Redwood Systematic Macro Trend Fund	197,288,065	2,171,274	(8,239,359)	(6,068,085)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

8.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$13,181,977	$—	$—	$—	$13,181,977
Redwood Managed Municipal Income Fund	1,293,332	—	—	4,963,480	6,256,812
Redwood AlphaFactor ® Tactical International Fund	14,179,802	—	—	—	14,179,802
Redwood Systematic Macro Trend Fund	23,121,898	—	—	—	23,121,898

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$5,274,193	$—	—	$—	$5,274,193
Redwood Managed Municipal Income Fund	744,139	—	667,218	2,839,886	4,251,243
Redwood AlphaFactor ® Tactical International Fund	3,956,471	—	—	—	3,956,471
Redwood Systematic Macro Trend Fund	1,314,356	—	—	—	1,314,356

As of October 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$3,288,721	$—	$—	$(95,786,040)	$—	$4,041,869	$(88,455,450)
Redwood Managed Municipal Income Fund	154,376	—	—	(13,923,637)	—	48,318	(13,720,943)
Redwood AlphaFactor ® Tactical International Fund	13,147,998	—	—	(29,529,244)	—	4,653,093	(11,728,153)
Redwood Systematic Macro Trend Fund	18,607,563	—	—	—	—	2,827,864	21,435,427

The difference between book basis and tax basis distributable earnings is primarily attributable to the mark to market treatment of swaps, passive foreign investment companies, adjustments for C-Corporation return of capital distributions and tax deferral of losses on wash sales. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(28,256) for the Tactical International Fund.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$79,202,805	$16,583,235	$95,786,040	$—
Redwood Managed Municipal Income Fund	13,758,193	165,444	13,923,637	7,918,651
Redwood AlphaFactor ® Tactical International Fund	29,529,244	—	29,529,244	12,032,171
Redwood Systematic Macro Trend Fund	—	—	—	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

During the fiscal year ended October 31, 2024, certain of the Redwood Systematic Macro Trends Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization, resulted in reclassifications for the year ended October 31, 2024, as follows:

Accumulated
Fund	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	—	—
Redwood AlphaFactor ® Tactical International Fund	—	—
Redwood Systematic Macro Trend Fund	4,549,533	(4,549,533)

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed Volatility	Municipal	International
Owner	Fund	Income Fund	Fund	SMarT Fund
National Financial Services (1)	-	25.8%	53.1%	51.4%
LPL Financial (1)	59.6%	57.6%	35.5%	36.5%

(1)	These owners are comprised of multiple investors and accounts.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Municipal Income Fund	BlackRock Liquidity Funds MuniCash, Institutional Class	28.1%
	JPMorgan Municipal Money Market Fund, Agency Class	28.2%
	JPMorgan Tax Free Money Market Fund, Agency Class	28.1%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

11.	INVESTMENTS IN AFFILIATED COMPANIES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund, and the SMarT Fund had the following transactions during the six months ended April 30, 2025, with affiliates:

Managed Volatility Fund	Six Months Ended April 30, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2025	April 30, 2025
Redwood Real Estate Income Fund	$14,045,800	$—	$—	$528,398	$—	$(5,600)	$14,040,200	560,040

Municipal Income Fund	Six Months Ended April 30, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2025	April 30, 2025
Redwood Real Estate Income Fund	$17,867,628	$—	$—	$672,173	$—	$(7,124)	$17,860,504	712,425

Tactical International Fund	Six Months Ended April 30, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2025	April 30, 2025
Redwood Real Estate Income Fund	$23,858,439	$—	$—	$897,545	$—	$(9,514)	$23,848,925	951,293

SMarT Fund	Six Months Ended April 30, 2025

Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2025	April 30, 2025
Redwood Real Estate Income Fund	$28,603,187	$—	$—	$1,076,041	$—	$(11,405)	$28,591,782	1,140,478

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund and the SMarT Fund invested a portion of assets in the Redwood Real Estate Income Fund, a non-diversified, closed-end interval fund managed by the Adviser. For the six months ended April 30, 2025, the Funds’ waived fees as follows pursuant to that arrangement.

Six Months Ended
Fund	April 30, 2025
Redwood Managed Volatility Fund	$107,310
Redwood Managed Municipal Income Fund	62,506
Redwood AlphaFactor ® Tactical International Fund	87,743
Redwood Systematic Macro Trend Fund	142,945

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Redwood Funds

At a meeting held on December 10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (each a “Redwood Fund” or a “Fund,” and together the “Redwood Funds”).

In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each Redwood Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Redwood Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each Redwood Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. In considering the factors below, the Board also took into account the proposed reorganization plans with respect to the Redwood Funds, which were also being considered for approval at the Meeting. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the Redwood Funds included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the Redwood Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the Redwood Funds and their background and experience; a

Redwood Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

summary of the financial condition of Redwood; a quarterly written report containing Redwood’s performance commentary; Redwood’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management and its derivative risk management processes and procedures; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; a report of Redwood’s independent third-party compliance consultant; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the Redwood Funds to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used for the Redwood Funds and that in advising the Redwood Funds, Redwood employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that in addition to the reports on the information with respect to portfolio management functions from Redwood, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and any disciplinary history. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program and any compliance matters over the past year, as well as a report by an independent third-party compliance consultant. The Board took into account representations and commitments previously made by Redwood and actions taken or to be taken by Redwood, including, without limitation, certain changes and enhancements to Redwood’s compliance program.

The Board also considered the significant risks assumed by Redwood in connection with the services provided to the Redwood Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Redwood Funds.

In considering the nature, extent, and quality of the services provided by Redwood, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that Redwood had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Redwood Funds.

Performance. In considering each Redwood Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each Redwood Fund’s performance results. Among other data, the Board considered each Redwood Fund’s performance for the one-year, three-year, five-year, as applicable, and since inception periods ended September 30, 2024, as compared to a benchmark index and against the median performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group.

With respect to the Redwood Managed Volatility Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the benchmark index for the one-year period and that its performance was equal to the median of its Peer Group for the one-year period. The Board also

Redwood Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

considered that the Fund had underperformed the median of its Morningstar category for the one-year period and underperformed the median of its Peer Group and Morningstar category and the benchmark index for the three-year, five-year, and since inception periods. The Board also considered the Fund’s risk-adjusted returns. The Board took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group, as well as plans to address the Fund’s underperformance.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the median of its Peer Group and Morningstar category and the benchmark index for the three-year, five-year and since inception periods and outperformed the median of its Peer Group and then benchmark index for the one-year period. The Board also considered that the Fund had underperformed the median of its Morningstar Category for the one-year period.

With respect to the Redwood AlphaFactor Tactical International Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund outperformed its benchmark index for the one-year period and outperformed the median of its Peer Group for the three-year and five-year periods. The Board also considered that the Fund had underperformed the median of its Peer Group for the one-year and since inception periods, underperformed the median of its Morningstar category for the one-year, three-year, five-year and since inception periods, and underperformed the benchmark index for the three-year, five-year and since inception periods. The Board also noted the Fund’s risk-adjusted returns.

With respect to the Redwood Managed Municipal Income Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-year, five-year and since inception periods. The Board also considered that the Fund underperformed the median of its Peer Group and Morningstar category for the one-year and since inception periods and underperformed the median of its Peer Group and Morningstar category. The Board took into account actions taken by Redwood to address the Fund’s performance and also noted that the Fund was being managed in accordance with its investment objective and strategies.

The Board also considered Redwood’s discussion of each Redwood Fund’s performance, including the factors that contributed to any underperformance, as well as the quarterly written reports containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood and the factors contributing to any difference in performance with any other funds managed by Redwood with a similar strategy. The Board also noted that Redwood was actively monitoring the performance of each Redwood Fund and considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the Redwood Funds was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each Redwood Fund’s contractual advisory fee and operating expenses compared to such Redwood Fund’s Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized the data’s limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

With respect to the Redwood Managed Volatility Fund, the Board noted, among other data, that the Fund’s advisory fee was equal to the median of its Peer Group and higher than the median of its Morningstar category but was not the highest among the funds in its Morningstar category. The Board also noted the total net expenses were above the median of both its Peer Group and its Morningstar category but were not the highest among the funds in

Redwood Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

its Peer Group or Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted, among other data, that the Fund’s advisory fee was equal to the median of its Peer Group and higher than the median of its Morningstar category but was not the highest among the funds in its Morningstar category. The Board further noted that the net total expenses were below the median of its Peer Group and equal to the median of its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of other funds in its Peer Group.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the Fund’s advisory fee and net total expenses were above the median of its Peer Group and its Morningstar category, but were not the highest among the funds in its Peer Group. The Board considered Redwood’s commentary that it believes there are no truly analogous registered fund competitors to the Fund.

With respect to the Redwood Managed Municipal Income Fund, the Board noted, among other data, that the Fund’s advisory fee and total net expenses were above the median of its Peer Group and its Morningstar category but were not the highest among the funds in its Peer Group or Morningstar category. The Board also considered Redwood’s commentary with respect to how the Fund differed from other funds in the Peer Group.

The Board took into account Redwood’s discussion of the Redwood Funds’ expenses. The Board considered that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.92% and 1.67% for Class N and Class I shares, respectively, of the Redwood Managed Volatility Fund; 1.25%, and 1.00% for Class N and Class I shares, respectively, of the Redwood Managed Municipal Income Fund; 1.45%, and 1.20% for Class N and Class I shares, respectively, of the Redwood AlphaFactor Tactical International Fund; and 1.55%, and 1.30% for Class N and Class I shares, respectively, of the Redwood Systematic Macro Trend (“SMarT”) Fund.

The Board also noted the proposed reorganization plans with respect to the Redwood Funds and any potential impact on the operating expenses of the Redwood Funds.

In considering the level of the advisory fee paid with respect to each of the Redwood Funds, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that any variance in the advisory fees was attributable to the differences in the management of these other funds versus the private accounts. The Board also noted the Adviser’s discussion of investments in underlying funds and Redwood’s representation that the nature and level of services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest and that the Adviser voluntarily waives and/or reimburses each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund.

Based on the factors above, the Board concluded that the advisory fee for each of the Redwood Funds was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the Redwood Funds. The Board reviewed a profitability analysis prepared by Redwood based on each Redwood Fund’s asset levels and considered the total profits of Redwood from its relationship with each of the Redwood Funds on a Fund-by-Fund basis and for such Redwood Funds and other funds advised by Redwood in the aggregate. The Board also considered with respect to the Redwood Funds that Redwood had agreed to reimburse expenses to limit net annual operating expenses. The Board concluded that Redwood’s

Redwood Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

profitability from its relationship with each of the Redwood Funds, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each Redwood Fund as each Redwood Fund grew and whether fee levels reflected these economies. The Board noted that each Redwood Fund’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each Redwood Fund as a percentage of assets under management were expected to decrease as each Redwood Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective Redwood Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its relationship with the Redwood Funds. The Board considered that Redwood uses certain Redwood Funds as components of model portfolios it builds for its clients and that, subject to the 1940 Act and the Trust’s compliance policies and procedures, the Redwood Funds may invest in an affiliated fund managed by the Adviser. The Board considered that Redwood has represented to the Board that it did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the Redwood Funds, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations and commitments made by Redwood at the Meeting, determined that approval of the Advisory Agreement with respect to each of the Redwood Funds for an additional one-year term was in the best interests of each Redwood Fund and its shareholders.

In considering the renewal of each Advisory Agreement with respect to each of the Redwood Funds, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each Redwood Fund’s performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/James Colantino
James Colantino
President/Principal Executive Officer
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/James Colantino
James Colantino
President/Principal Executive Officer
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Laura Szalyga
Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 9, 2025